Results from continuing operations - Summary of R&D expenditure by program (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating costs
Total R&D expenditure	€ (138,866)	€ (147,448)	€ (268,826)	€ (262,901)
Filgotinib program
Operating costs
Total R&D expenditure			(87,840)	(65,541)
Ziritaxestat program
Operating costs
Total R&D expenditure			(19,418)	(29,790)
OA program with GLPG1972
Operating costs
Total R&D expenditure			(1,241)	(12,499)
Toledo Program
Operating costs
Total R&D expenditure			(52,235)	(37,557)
AtD program with MOR106
Operating costs
Total R&D expenditure			(52)	(9,518)
Other programs (Partnered)
Operating costs
Total R&D expenditure			€ (108,040)	€ (107,997)